Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 36,184,000
Cost of revenues	(15,164,500)
Gross profit	21,019,500
Operating expenses:
Selling expenses	(22,555,700)	(28,000)
General and administrative expenses	(10,082,200)	(5,236,900)	(11,195,600)
Total operating expenses	(32,637,900)	(5,264,900)	(11,195,600)
Loss from operations	(11,618,400)	(5,264,900)	(11,195,600)
Other income (expenses):
Changes in fair value of digital assets	2,238,700	1,721,900
Impairment of digital assets			(78,900)
Share of equity loss in an equity method investee	(19,200)	(75,200)
Impairment of long-term investments	(770,800)
Changes in fair value of trading securities	(776,500)
Interest income, net	131,300
Other income	35,800	58,200	1,927,400
Loss from dissolution of subsidiaries		(1,033,100)
Total other income, net	839,300	671,800	1,848,500
Loss before income tax	(10,779,100)	(4,593,100)	(9,347,100)
Income tax benefits (expenses)	275,400	(87,100)	48,900
Net loss and comprehensive loss	(10,503,700)	(4,680,200)	(9,298,200)
Less: Net loss and comprehensive loss attributable to non-controlling interests	(1,620,300)	(615,000)	(832,200)
Net loss and comprehensive loss attributable to Mega Matrix Inc.’s shareholders	$ (8,883,400)	$ (4,065,200)	$ (8,466,000)
Loss per share:
Basic (in Dollars per share)	$ (0.23)	$ (0.13)	$ (0.37)
Diluted (in Dollars per share)	$ (0.23)	$ (0.13)	$ (0.37)
Weighted average shares used in loss per share computations:
Basic (in Shares)	37,998,749	31,323,124	22,988,165
Diluted (in Shares)	37,998,749	31,323,124	22,988,165